Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Operations [Abstract]
Revenue	$ 564,730	$ 407,211	$ 285,594
Operating expenses:
Ship operating (note 3)	135,696	108,098	80,162
Depreciation	137,987	99,653	69,996
General and administrative	16,818	9,612	7,968
Loss on vessels (note 4)	16,237
Total operating expenses	306,738	217,363	158,126
Operating earnings	257,992	189,848	127,468
Other expenses (income):
Interest expense	50,849	28,801	21,194
Interest income	(854)	(60)	(311)
Interest income from leasing	(880)
Undrawn credit facility fees	4,282	4,515	4,641
Amortization of deferred charges (note 6)	5,788	3,306	2,042
Change in fair value of financial instruments	281,027	241,033	(46,450)
Equity loss on investment (note 7)	1,180
Other expenses			1,100
Total other expenses (income)	341,392	277,595	(17,784)
Net earnings (loss)	$ (83,400)	$ (87,747)	$ 145,252
Earnings (loss) per share (note 12):
Class A common share, basic	$ (2.04)	$ (1.70)	$ 1.94
Class A common share, diluted	$ (2.04)	$ (1.70)	$ 1.75
Class C common share, basic and diluted